March 16, 2005

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	The Hennessy Funds, Inc. File Nos. 333-00227 and 811-07493 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of The Hennessy Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 12 to Form N-1A Registration Statement filed by the Company on March 4, 2005, which is the most recent amendment to such registration statement; and

        2.     the text of Post-Effective Amendment No. 12 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 4, 2005.

Very truly yours,
THE HENNESSY FUNDS, INC.
By: /s/ Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President & Treasurer